UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Global Growth Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$987,458,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$807,966,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$1,408,695,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$2,216,661,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(1,229,203,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Global Small Capitalization Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$956,374,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$571,864,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$619,169,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$1,191,033,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(234,659,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Growth Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$5,881,958,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,605,896,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$15,400,429,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$19,006,325,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(13,124,367,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

International Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$1,470,134,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$781,585,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$3,579,832,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$4,361,417,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(2,891,283,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

New World Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$592,963,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$228,187,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$228,187,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$364,776,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$36,732.94

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$36,732.94
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Blue Chip Income and Growth Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$1,369,758,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$685,558,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$56,686,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$742,244,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$627,514,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$63,190.66

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$63,190.66
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Global Growth and Income Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$198,643,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$251,038,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$918,038,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$1,169,076,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(970,433,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Growth-Income Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$5,814,952,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,417,013,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$11,823,590,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$15,240,603,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(9,425,651,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

International Growth and Income Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$120,781,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$32,214,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$32,214,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$88,567,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$8,918.70

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$8,918.70
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Capital Income Builder

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$177,779,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$6,537,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$6,537,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$171,242,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$17,244.07

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$17,244.07
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Asset Allocation Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$5,691,281,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,548,315,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$3,548,315,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$2,142,966,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$215,796.68

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$215,796.68
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Global Balanced Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$38,024,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$26,978,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$26,978,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$11,046,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$1,112.33

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$1,112.33
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Bond Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$1,563,264,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$866,114,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$696,854,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$1,562,968,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$296,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$29.81

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$29.81
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Global Bond Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$273,797,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$442,915,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$442,915,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(169,118,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

High-Income Bond Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$388,819,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$306,747,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$306,747,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$82,072,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$8,264.65

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$8,264.65
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Mortgage Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$78,325,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$78,106,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$78,106,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$219,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$22.05

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$22.05
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

U.S. Government/AAA-Rated Securities Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$222,375,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$616,315,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$246,338,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$862,653,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(640,278,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Cash Management Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$186,930,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$216,857,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$378,780,000
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$595,637,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$0.00
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(408,707,000)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$0.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$0.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Managed Risk Growth Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$74,797,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$8,015,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$8,015,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$66,782,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$6,724.95

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$6,724.95
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Managed Risk International Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$46,141,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$2,628,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$2,628,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$43,513,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$4,381.76

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$4,381.76
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Managed Risk Blue Chip Income and Growth Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$70,642,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$21,001,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$21,001,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$49,641,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$4,998.85

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$4,998.85
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Managed Risk Growth-Income Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$58,330,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$7,027,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$7,027,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$51,303,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$5,166.21

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$5,166.21
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Managed Risk Asset Allocation Fund

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$894,427,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$171,973,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$171,973,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$722,454,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$72,751.12

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$72,751.12
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Portfolio Series – American Funds Global Growth Portfolio

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$7,102,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$1,104,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$1,104,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$5,998,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$604.00

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$604.00
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Portfolio Series – American Funds Growth and Income Portfolio

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$15,986,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$757,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$757,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$15,229,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$1,533.56

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$1,533.56
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Portfolio Series – American Funds Managed Risk Growth Portfolio

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$268,107,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$5,737,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$5,737,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$262,370,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$26,420.66

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$26,420.66
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Portfolio Series – American Funds Managed Risk Growth and Income Portfolio

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$242,743,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$4,857,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$4,857,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$237,886,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$23,955.12

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$23,955.12
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

1.	Name and address of issuer: American Funds Insurance Series 333 South Hope Street Los Angeles, CA 90071
2.

The name of each series or class of funds for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): ☐

Portfolio Series – American Funds Managed Risk Global Allocation Portfolio

3.	Investment Company Act File Number: Securities Act File Number:	811-03857 002-86838
4(a.)	Last day of fiscal year for which this Form is filed: December 31, 2015
4(b.)

☐ Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c.)	☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$73,955,000
	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$6,067,000
	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0
	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:		$6,067,000
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$67,888,000
	(vi)	Redemption credits available for use in future years - if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(0)
	(vii)	Multiplier for determining registration fee (See Instruction C.9):		x .0001007
	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		=$6,836.32

6.

Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+$0
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	=$6,836.32
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: CIK #0000729528 March 17, 2016 Method of delivery: ☒ Wire transfer ☐ Mail or other means
SIGNATURES This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	/s/ Steven I. Koszalka Steven I. Koszalka Secretary
	Date	March 24, 2016
* Please print the name and title of the signing officer below the signature.